Long-Term Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
6. LONG-TERM INVESTMENTS
As of December 31, 2022 and 2023, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2022	2023	2022	2023
			US$	US$
Non-marketable equity securities:
Cashido Corp . (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Kinara, Inc (Kinara)	14.1%	14.1%	6,500	6,500

			6,500	6,500
Marketable equity securities:
BIWIN Storage Technology Corp.(BIWIN)	0.3%	0.3%	2,767	10,616

			9,267	17,116

In June 2018, the Company invested US$3,000 thousand in the preferred stock of Kinara which is accounted for under the cost method. Kinara, previously known as Deep Vision, is a developer of low-power
deep-learning processors. In March 2020 and May 2021, the Company invested US$2,000 thousand and

US$
1,500 thousand, respectively, in the preferred stock of Kinara.
In July 2021, the Company invested US$2,041 thousand in the common stock of BIWIN, which is a leading module maker in China focusing on solid state storage devices and is one of our customers and was listed on the Science and Technology Innovation Board of Shanghai Stock Exchange in December 2022. The Company had unrealized holding gains of US$896 thousand and US$8,002 thousand for the years ended December 31, 2022, and 2023, respectively.